NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities from Financing Activities [Roll Forward]
Interest expense	$ 3.5	$ 1.8
Lease liabilities
Liabilities from Financing Activities [Roll Forward]
Beginning balance	49.4	47.3	$ 23.6
Additions of lease liabilities	42.5	9.4	26.7
Changes from financing cash flows	(3.6)	(4.0)	(3.8)
Disposal	0.0	(0.2)	0.0
Interest expense	3.5	1.8	1.4
Interest paid classified as operating cash flows	(3.5)	(1.8)	(1.4)
Foreign exchange movement	6.3	(3.1)	0.8
Ending balance	$ 94.6	$ 49.4	$ 47.3